Intangible Assets Including Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets Including Goodwill
Intangible asset balances by major asset class

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2011:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,478	$(678)	$799
Client relationships	1,751	(715)	1,035
Completed technology	2,156	(745)	1,411
In-process R&D	22	(1)	21
Patents/trademarks	207	(88)	119
Other*	29	(22)	7
Total	$5,642	$(2,250)	$3,392

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2010:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,558	$(726)	$831
Client relationships	1,709	(647)	1,062
Completed technology	2,111	(688)	1,422
In-process R&D	21	(0)	21
Patents/trademarks	211	(71)	140
Other*	39	(28)	11
Total	$5,649	$(2,161)	$3,488

*                 Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

Intangible assets, future amortization expense
  ($ in millions)
	Capitalized	Acquired
	Software	Intangibles	Total
2012	$480	$634	$1,113
2013	250	590	840
2014	70	446	516
2015	—	340	340
2016	—	303	303

Changes in goodwill balances by reportable segment

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		and Other	December 31,
Segment	2011	Additions	Adjustments	Divestitures	Adjustments	2011
Global Business Services	$4,329	$14	$(0)	$(10)	$(20)	$4,313
Global Technology Services	2,704	—	(1)	(2)	(55)	2,646
Software	16,963	1,277	10	(2)	(127)	18,121
Systems and Technology	1,139	—	(6)	—	(0)	1,133
Total	$25,136	$1,291	$2	$(13)	$(203)	$26,213

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		and Other	December 31,
Segment	2010	Additions	Adjustments	Divestitures	Adjustments	2010
Global Business Services	$4,042	$252	$0	$—	$35	$4,329
Global Technology Services	2,777	32	(1)	—	(104)	2,704
Software	12,605	4,095	(52)	—	315	16,963
Systems and Technology	766	375	(1)	—	(1)	1,139
Total	$20,190	$4,754	$(54)	$—	$245	$25,136